Borrowings - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrowings	€ 402,622	€ 471,055
Proceeds from borrowings	204,424	0	€ 123,570
Revolving Lines
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrowings	335,000	€ 240,000
Term of borrowings		7 years
ESG target affecting interest rate, raw materials value	190,000
ESG target affecting interest rate, raw materials, as a percent		50.00%
ESG target affecting interest rate, renewable energy, as a percent		100.00%
Proceeds from borrowings	€ 40,000
Revolving Lines | Bottom of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Term of borrowings	5 years
Revolving Lines | Top of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Term of borrowings	7 years